ARISTOTLE FUNDS SERIES TRUST
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025

April 9, 2025

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Aristotle Funds Series Trust (the “Trust”)
File Nos.: 333-269217 and 811-23850

Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series (the “Funds”) is Post-Effective Amendment No. 13 and Amendment No. 14 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment filing is to register the following new series:

Aristotle Pacific EXclusive Fund Series H
Aristotle Pacific EXclusive Fund Series I
If you have any questions or require further information, please contact Rachel A. Spearo at (414) 516-1692 or rachel.spearo@usbank.com.
Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
U.S. Bank Global Fund Services,
as administrator for the Trust